Corporate Social Responsibility (CSR) expenditure (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 28,162	₨ 32,850
Sri Venkateswara institute of Research and Rehabilitation for the disabled trust, Dwarakha Tirumala
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		2,500
Voluntary Health Services Hospital, Taramani
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	2,000	1,500
Raju Vegesna Foundation, Visakapatanam
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	19,962	27,850
Sri Veda Paripalana Sabha [Member]
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	200
Shree Anand Charitable Trust, Mumbai
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	5,000
Pragna Bharathi [Member]
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility	₨ 1,000
Sri Hanuman Mani Education & Culture Trust
Disclosure Of Corporate Social Responsibility (CSR) Expenditure [Line Items]
Expenses spent, corporate social responsibility		₨ 1,000